Investment in Assets Measured at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2022
Disclosure of fair value measurement of assets [abstract]
Investment in Assets Measured at Fair Value through Profit or Loss

Note 10 - Investment in Assets Measured at Fair Value through Profit or Loss:

The Company’s investments in biomed companies are revalued at fair value through profit and loss. The fair value is determined according to valuations, which are mostly performed using the OPM method.

	December 31
	2022	2021
	NIS in thousands
Fair value of the investment in Regenera (A)	-	-
Fair value of the investment in Fore (B)	1,600	1,600
Fair value of the investment in Cavnox (C)	965	965

	2,565	2,565

A.	Regenera Pharma Ltd (“Regenera”)

In 2015, the Company signed an investment agreement with Regenera Pharma Ltd. (hereinafter: “Regenera”), an Israeli private company in the biomed sector, which is engaged in the research and development of innovative treatment methods for tissue restoration in the human body.

On April 30, 2020, the Company’s board of directors discussed a notice which was received from Regenera, in which it was stated that in light of weak clinical results from an optic nerve trial, and an adjustment to the trial protocol, Regenera intends to raise a total of approximately USD 3 million, according to a value which is significantly lower than the valuation as of December 31, 2019, as part of a private allocation including rights.

The Company chose not to participate in the rights issue, and accordingly, on May 18, 2020, the Company was informed that Regenera had completed the raising through a private allocation to some of the current shareholders, whereby in Stage A the investors provided a total of approximately USD 1.3 million, and subject to the achievement of milestones, the investors will provide an additional total of approximately USD 2 million (hereinafter: the “Additional Raising Rounds”). The milestones are linked to the adjustment of the outline of the optic nerve clinical trial, and include, inter alia, receipt of FDA approval for the updated trial outline, and reaching “first patient in” status.

As a result the completion of the raising, the Company’s stake in Regenera was diluted from 11.76% to 9.33%. Subject to the completion of the remaining capital raising rounds, the Company’s stake will be diluted to a rate of 7.85%.

On September 29, 2020, the Company was informed that Regenera’s board of directors had resolved to discontinue Regenera’s activity. In light of the information which the Company received, the Company wrote off the value of its stake in Regenera.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 10 - Investment in Assets Measured at Fair Value through Profit or Loss: (Cont.)

B.	F.O.R.E Biotherapeutics Ltd. (“Fore”)

In 2015 the Company signed an investment agreement together with the PontifaVenture Capital and additional investors, for an investment in F.O.R.E Biotherapeutics Ltd. (formerly known as NovellusDX Ltd.) (hereinafter: the “Agreement” and “Fore”).

Fore is developing an innovative technology which is intended to significantly improve the results of treatment of patients suffering from various types of cancer, using designated biological drugs (hereinafter: the “Product”).

In September 2020, a capital raising round of approximately USD 56 million was completed. The Company undertook to provide a total of approximately USD 500 thousand, in three milestones. As of December 31, 2021, and 2020 the Company has invested a total of approximately USD 88 and USD 181 thousand, respectively.

Following the raising, the Company’s stake in Fore as of December 31, 2021 was 0.72% and the total investment amounts to NIS 1,600 thousand.

In October 2022, Fore has initiated an investment round. If the Company chooses not to participate it will be diluted from 0.44% to 0.10% on a fully diluted basis.

As of December 31, 2022, the Company’s stake in Fore is approximately 0.52% of capital, undiluted (assuming conversion to ordinary shares), and approximately 0.44%, fully diluted.

C.	Cavnox Ltd. (“Cavnox”)

In October 2021, the Company signed an investment agreement with Cavnox Ltd. (hereinafter: “Cavnox”), a private Israeli company that was established on the basis of knowledge developed at the Technion Institute for Research and Development Ltd. which relates to cannabis-based treatment for various types of cancer.

Cavnox plans to operate in two parallel clinical channels:

1.	The first and immediate clinical channel is the medical cannabis route in Israel on the extraction of a cannabis strain that includes within it the molecules relevant to the treatment of the selected indication. Cavnox is currently advancing in the construction of the clinical trial in this channel for the treatment of chronic lymphocytic leukemia (CLL) with a mutation in the Notch gene.
2.	The second clinical channel is a pharmaceutical route which Cavnox will not use a cannabis strain extract that contains the relevant molecules but will develop a dedicated formulation that includes only the relevant molecules when Cavnox intends to use synthesized molecules as is customary in the pharma worlds.

The Company invested in Cavnox a total of USD 300 thousand in return for a convertible loan which will be converted to shares of Cavnox in the next qualified financing round of Cavnox.

Intercure Ltd.

Notes to the Consolidated Financial Statements